UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Vontobel International Equity Active ETF

VNIE

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about the Vontobel International Equity Active ETF (the "Fund") for the period from May 14, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/exchange-traded-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Active ETF	$38	0.60%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

How did the Fund perform in the period?

What worked:

- Stock selection within Health Care due to strong earnings results from dermatology company Galderma and our lack of exposure to poorly performing Novo Nordisk.

- Our lack of exposure to the Energy sector contributed to performance as the commodity prices was weaker on the year.

- Our position in German defense company Rheinmetall which benefits from increased fiscal spending in Europe as countries look to bolster defense spending to ward of external threats.

What didn’t work:

- Our lack of exposure to strongly performing banks within the Financials sectors was a significant detractor. Our exchange exposure in London Stock Exchange Group and Deutsche Boerse declined as investors repriced businesses exposed potential AI disruption.

- Stock selection within Information Technology was a detractor during the period. Our exposure to Constellation Software and OBIC hurt results as the companies are perceived to be under heightened competitive pressure due to AI.

- Communication Services stock selection was a detractor as Universal Music and Capcom declined on near term disappointing earnings.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Vontobel International Equity Active ETF	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†
May/25	$10,000	$10,000
Jun/25	$10,508	$10,487
Sep/25	$10,112	$11,209
Dec/25	$10,004	$11,776

Since its inception on May 14, 2025. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 877-734-6278 or visit https://am.vontobel.com/en/strategies/exchange-traded-funds for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	Cumulative Since Inception
Vontobel International Equity Active ETF	0.04%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	17.76%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$8,723,821	45	$-	107%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	9.6%
India	2.8%
Hong Kong	3.7%
China	3.8%
Taiwan	4.6%
Italy	5.0%
Switzerland	6.4%
Canada	7.1%
United States	7.4%
Germany	8.3%
France	8.3%
Japan	11.0%
United Kingdom	17.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Galderma Group	5.2%
Taiwan Semiconductor Manufacturing ADR	4.6%
NatWest Group	4.2%
Royal Bank of Canada	4.1%
Siemens Energy	4.0%
Halma	3.9%
Prudential	3.7%
Terna - Rete Elettrica Nazionale	3.6%
Games Workshop Group	3.4%
Safran	3.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/exchange-traded-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund II

Vontobel International Equity Active ETF - VNIE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: December 31, 2025

VNIE-AR-2025

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$197,886	None	None	$138,746	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$129,220	None	None	$151,569	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)        The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS' INNER CIRCLE FUND II

Vontobel

Vontobel International Equity Active ETF

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2025

Investment Adviser:

Vontobel Asset Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF DECEMBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Report of Independent Registered Public Accounting Firm	13
Notice to Shareholders (Unaudited)	14
Other Information (Form N-CSR Items 8-11) (Unaudited)	15

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.9%

	Shares	Value
BRAZIL — 0.6%
Consumer Discretionary — 0.6%
MercadoLibre *	25	$50,357

CANADA — 7.1%
Financials — 6.3%
Intact Financial	927	193,231
Royal Bank of Canada	2,086	356,085
		549,316

Information Technology — 0.8%
Constellation Software	27	65,028
		614,344

CHINA — 3.8%
Communication Services — 3.3%
Tencent Holdings	3,716	285,975

Consumer Staples — 0.5%
Nongfu Spring, Cl H	7,171	43,154
		329,129

FRANCE — 8.3%
Consumer Discretionary — 2.4%
Hermes International	83	206,852

Consumer Staples — 1.2%
L'Oreal	248	106,777

Industrials — 3.4%
Safran	843	294,445

Materials — 1.3%
Air Liquide	633	119,142

		727,216

GERMANY — 8.3%
Communication Services — 0.5%
CTS Eventim & KGaA	485	44,714

Financials — 0.8%
Deutsche Boerse	253	66,470

Industrials — 5.5%
Rheinmetall	73	133,832
Siemens Energy *	2,471	349,410
		483,242
Information Technology — 1.5%
SAP	534	130,668
		725,094

HONG KONG — 3.7%
Financials — 3.7%
Prudential	20,818	320,473

COMMON STOCK — continued

	Shares	Value
INDIA — 2.8%
Communication Services — 2.8%
Bharti Airtel	10,446	$244,718

IRELAND — 1.0%
Industrials — 1.0%
Experian	1,965	88,885

ITALY — 5.0%
Consumer Discretionary — 1.4%
Ferrari	326	122,021

Utilities — 3.6%
Terna - Rete Elettrica Nazionale	29,473	313,401
		435,422

JAPAN — 11.0%
Communication Services — 0.9%
Capcom	3,491	81,315

Health Care — 2.2%
Hoya	1,260	190,393

Industrials — 3.7%
Fujikura	2,369	263,583
MonotaRO	3,550	56,632
		320,215

Information Technology — 4.2%
Disco	522	160,418
Nomura Research Institute	5,455	209,541
		369,959
		961,882

NETHERLANDS — 2.6%
Communication Services — 0.7%
Universal Music Group	2,304	60,153

Consumer Staples — 1.9%
Coca-Cola Europacific Partners	1,877	170,244
		230,397
SINGAPORE — 2.8%
Industrials — 2.8%
Singapore Technologies Engineering	36,711	240,363

SWEDEN — 2.6%
Industrials — 2.6%
Beijer Ref, Cl B	5,402	87,369
Lifco, Cl B	3,704	141,429
		228,798

SWITZERLAND — 6.4%
Consumer Staples — 1.2%
Chocoladefabriken Lindt & Spruengli	7	102,404

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF DECEMBER 31, 2025

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — continued
Health Care — 5.2%
Galderma Group	2,228	$455,865
		558,269

TAIWAN — 4.6%
Information Technology — 4.6%
Taiwan Semiconductor Manufacturing ADR	1,332	404,782

UNITED KINGDOM — 17.9%
Consumer Discretionary — 3.4%
Games Workshop Group	1,173	298,508

Financials — 5.8%
London Stock Exchange Group	1,168	140,637
NatWest Group	42,280	370,669
		511,306

Industrials — 1.5%
RELX	3,152	128,035

Information Technology — 3.9%
Halma	7,084	337,111

Utilities — 3.3%
National Grid	18,721	287,436
		1,562,396

UNITED STATES — 7.4%
Communication Services — 1.5%
Liberty Media -Liberty Formula One, Cl C *	1,313	129,344

Consumer Staples — 1.7%
Philip Morris International	928	148,851

Financials — 3.0%
Aon, Cl A	343	121,038
Mastercard, Cl A	242	138,153
		259,191

Industrials — 1.2%
RB Global	1,058	108,836
		646,222

TOTAL COMMON STOCK
(Cost $8,106,608)		8,368,747

TOTAL INVESTMENTS — 95.9%
(Cost $8,106,608)		$8,368,747

Percentages are based on Net Assets of $8,723,821.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2025, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF DECEMBER 31, 2025

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $8,106,608)	$8,368,747
Foreign Currency, at Value (Cost $675)	675
Cash	413,443
Due from Adviser	23,264
Dividends and Interest Receivable	8,905
Foreign Tax Reclaim Receivable	1,372
Prepaid Expenses	264
Total Assets	8,816,670
Liabilities:
Audit Fees Payable	29,394
Dividends and Interest Payable	28,035
Offering Costs Payable	16,643
Administrator Fees Payable	8,493
Trustees' Fees Payable	1,007
Chief Compliance Officer Fees Payable	217
Other Accrued Expenses	9,060
Total Liabilities	92,849
Commitments and Contingencies †
Net Assets	$8,723,821
Net Assets Consist of:
Paid-in Capital	$9,270,539
Total Distributable Earnings	(546,718)
Net Assets	$8,723,821
Shares:
Net Assets	$8,723,821
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	350,000
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$24.93

†	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF FOR THE PERIOD ENDED(1) DECEMBER 31, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income	$67,663
Interest Income	4,691
Less: Foreign Taxes Withheld	(4,629)
Total Investment Income	67,725
Expenses:
Administration Fees	63,287
Investment Advisory Fees	35,300
Trustees' Fees	2,981
Chief Compliance Officer Fees	442
Audit Fees	29,394
Offering Costs	22,656
Custodian Fees	11,533
Registration Fees	6,329
Printing Fees	3,971
Legal Fees	870
Insurance and Other Expenses	6,034
Total Expenses	182,797
Less:
Waiver of Investment Advisory Fees	(35,300)
Reimbursement by Investment Adviser	(112,197)
Net Expenses	35,300
Net Investment Income	32,425
Net Realized Gain (Loss) on:
Investments	(606,608)
Foreign Currency Transactions	(5,507)
Net Realized Loss	(612,115)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	262,139
Foreign Currency Transactions	128
Net Change in Unrealized Appreciation	262,267
Net Realized and Unrealized Loss	(349,848)
Net Decrease in Net Assets Resulting from Operations	$(317,423)

(1)	Commenced operations on May 14, 2025.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended December 31, 2025(1)
Operations:
Net Investment Income	$32,425
Net Realized Loss	(612,115)
Net Change in Unrealized Appreciation	262,267
Net Decrease in Net Assets Resulting from Operations	(317,423)
Distributions:	(28,035)
Capital Share Transactions:
Issued	11,591,895
Redeemed	(2,522,616)
Net Increase in Net Assets from Capital Share Transactions	9,069,279
Total Increase in Net Assets	8,723,821

Net Assets:
Beginning of Period	—
End of Period	$8,723,821
Shares Transactions:
Issued	450,000
Redeemed	(100,000)
Net Increase in Shares Outstanding from Share Transactions	350,000

(1)	Commenced operations on May 14, 2025.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Period Ended December 31, 2025(1)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Operations:
Net Investment Income(2)	0.09
Net Realized and Unrealized Loss	(0.08)
Total from Operations	0.01
Dividends and Distributions:
Net Investment Income	(0.08)
Total Dividends and Distributions	(0.08)
Net Asset Value, End of Period	$24.93
Total Return*	0.04%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$8,724

Ratio of Expenses to Average Net Assets	0.60	%†

Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.11	%†
Ratio of Net Investment Income to Average Net Assets	0.55	%†
Portfolio Turnover Rate	107	%(3)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

(1)	Commenced operations on May 14, 2025.

(2)	Per share data calculated using average shares method.

(3)	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF DECEMBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Vontobel International Equity Active ETF (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified, open-end management investment company registered under the 1940 Act. Vontobel Asset management, Inc. (the "Adviser") serves as the investment adviser of the Fund. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Fund may be different from their net asset value ("NAV"). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Fund are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

The Fund commenced operations on May 14, 2025.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Fund’s Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF DECEMBER 31, 2025

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current periods. The Fund did not record any tax provision in the current periods. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the period ended December, 2025, the Fund incurred offering costs of $22,656. As of December 31, 2025, the Fund had offering costs of $16,643, remaining to be amortized.

Creation Units — The Fund issues shares to (or redeems shares from) certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and/or cash.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the "Distributor"), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Segment Reporting — In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations. Transactions with Affiliates:

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF DECEMBER 31, 2025

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

3.	Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended December 31, 2025, the Fund incurred $63,287 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

4.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.60% of the average daily net assets of each of the Fund’s share classes until April 30, 2027. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the period ended December 31, 2025

As of December 31, 2025, fees previously waived and/or reimbursed by the Adviser, which may be subject to possible future recapture are as follows:

Subject to Repayment Until December 31, 2028
$147,497

5.	Investment Transactions:

For the period ended December 31, 2025, the Fund made purchases of $10,781,242 and sales of $9,675,947 investment in securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $10,083,788, redemptions of $2,475,758, and realized gain of $201,260 and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights.

For the period ended December 31, 2025, there were no purchases or sales of long-term U.S. Government securities by the Fund.

6.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings/(Accumulated Losses) as of December 31, 2025, are Primarily related to deemed distribution due to Shareholder redemptions that have been reclassified to/(from) the following accounts for the period ended December 31, 2025.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
DECEMBER 31, 2025

Distributable Accumulated Loss	Paid-in Capital
$(201,260)	$201,260

The tax character of dividends and distributions paid during the period ended December 31, 2025 were as follows:

	Ordinary Income	Return of Capital	Total
2025	$28,035	$–	$28,035

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Late Year Loss Deferral	$(1,025)
Capital Loss Carryforwards	(699,447)
Unrealized Appreciation	153,846
Other Temporary Differences	(92)
Total Distributable Earnings	$(546,718)

Post-October capital and specified losses are losses realized on investment transactions from November 1, 2025 through December 31, 2025 that in accordance with Federal income tax regulations, the fund defers and treats as having arisen in the following fiscal year.

The Fund had short-term capital loss carryforwards of $699,447 for the period. For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales loss deferrals. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at December 31, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$8,215,030	$601,148	$(447,302)	$153,846

The Fund did not pay any federal or state and local income taxes. The Fund paid income taxes in foreign jurisdictions for the period ended December 31, 2025. Cash paid for income taxes, net of refunds received, were as follows:

Income Taxes by Foreign Jurisdiction:
Canada	$1,047
Germany	251
Italy	554
Japan	1,118
Netherlands	628
Taiwan	742
Other*	289
Total Income Taxes Paid, Net of Refunds	$4,629

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

7.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
DECEMBER 31, 2025

ETF Risks – The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

●	Trading Risk – Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

●	Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares. As a result of these and other considerations, Fund shares may trade at a material discount to its NAV. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities..

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
DECEMBER 31, 2025

Sustainability Risk – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

ESG Integration/Active Ownership Risk – The Fund intends to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Fund’s exposure to certain companies or industries and the Fund may forgo certain investment opportunities; however, these ratings are viewed holistically and the Fund may not forego an investment solely based upon a low score. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Third-Party Data Provider Risk – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third-party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

8. Other:

At December 31, 2025, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

9. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II and the Shareholders of Vontobel International Equity Active ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vontobel International Equity Active ETF (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund II (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations, changes in net assets and the financial highlights for the period from May 14, 2025 (commencement of operations) through December 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund II) at December 31, 2025, and the results of its operations, changes in its net assets and its financial highlights for the period from May 14, 2025 (commencement of operations) through December 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Vontobel Asset Management, Inc. investment companies since 2013.

Philadelphia, Pennsylvania

February 27, 2026

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
DECEMBER 31, 2025 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period ended December 31, 2025, the Fund is designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualifying Interest Income (4)	Qualified Short-Term Capital Gain (5)	Qualifying Business Income (6)	Foreign Tax Credits (7)
0.00%	0.00%	100.00%	100.00%	25.46%	100.00%	0.00%	6.24%	0.00%	0.00%	13.51%

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned fund to designate the maximum amount permitted by law.

3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.	The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2025. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

7.	The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal period ended December 31, 2025. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal period ended 2025. For the fiscal year ended December 31, 2025 the total amount of foreign source income is $28,179. The amount of Foreign tax paid is $4,366.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
DECEMBER 31, 2025
(Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Vontobel Funds

P.O. Box 219009

Kansas City, MO 64121

Investment Adviser:

Vontobel Asset Management, Inc.

66 Hudson Boulevard, Suite 3401

New York, NY 10001

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

VON-AR-003-0100

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)        There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: March 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: March 6, 2026